Annual Total Returns - Fidelity® Series Commodity Strategy Fund [BarChart] - 07.31 Fidelity Series Commodity Strategy Fund Series PRO-09 - Fidelity® Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund-Default
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	(1.79%)
Annual Return 2013	(10.00%)
Annual Return 2014	(17.55%)
Annual Return 2015	(25.27%)
Annual Return 2016	11.07%
Annual Return 2017	0.92%
Annual Return 2018	(11.10%)
Annual Return 2019	7.41%
Annual Return 2020	(3.11%)
Annual Return 2021	27.13%